SA Multi-Managed Mid Cap Value Portfolio Expense Example - SA Multi-Managed Mid Cap Value Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	562
Expense Example, with Redemption, 10 Years	1,246
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,419
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	$ 1,534